Stockholders Equity (Details) - USD ($)	1 Months Ended						3 Months Ended	6 Months Ended	12 Months Ended
	Jul. 31, 2015	Feb. 28, 2015	Jan. 31, 2015	Oct. 31, 2014	Mar. 31, 2014	Jan. 31, 2014	Jun. 30, 2015	Jun. 30, 2015	Dec. 31, 2014	Dec. 31, 2013	Mar. 31, 2015	Feb. 28, 2014
Stockholders Equity (Textual)
Called for issuance of shares, values									$ (6,000,000)
Additional shares issued, value										$ 0
Common stock issued for equity issuance costs								$ 630,000	630,000
Employee bonus, Share		$ 337,500							$ 337,500
Employee bonus, Value									570,375
Additional working capital									$ 3,000,000			$ 3,000,000
Fully diluted shares									7,000,000			7,000,000
Equity issuance cost								2,950,000	$ 2,950,000
Warrants exercised, number of shares				50,000					500,000
Capital Markets Advisory Agreement [Member]
Stockholders Equity (Textual)
Called for issuance of shares		90,000
Additional shares issued											45,000
Called for issuance of shares, values		$ 112,500
Subsequent Event [Member] | Capital Markets Advisory Agreement [Member]
Stockholders Equity (Textual)
Number of shares not be issued	$ 45,000
Called for issuance of shares, values	$ 56,250
Securities Purchase Agreement [Member]
Stockholders Equity (Textual)
Sale of comman stock shares					8,333,333
Sale of common stock value					$ 10,000,000
Sale of stock price per share					$ 1.20
Placement agents [Member]
Stockholders Equity (Textual)
Warrant exercise price period					5 years
Commissions percentage					9.70%
Commissions					$ 970,000
Purchase of warrants					804,139
Warrants, value					$ 1,110,211
Exercise price					$ 1.20
Three officers [Member]
Stockholders Equity (Textual)
Additional shares issued					200,000
Employee Bonus					$ 240,000
Consultant [Member]
Stockholders Equity (Textual)
Additional shares issued					150,000
Vicis Member]
Stockholders Equity (Textual)
Debt redemption, amount									$ 6,000,000
Officer [Member]
Stockholders Equity (Textual)
Additional shares issued						410,348
Additional shares issued						410,348
Warrants exercised, number of shares						500,000
Outside director [Member]
Stockholders Equity (Textual)
Called for issuance of shares			6,250
Additional shares issued			12,500						7,065
Debt redemption, amount							$ 6,000,000	$ 6,000,000
Additional shares issued							12,500	12,500
Additional shares issued, value							$ 16,375	$ 13,375
Two Officers [Member]
Stockholders Equity (Textual)
Employee bonus, Share								$ 197,605